UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period:  September 30, 2003
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                           WOMEN'S EQUITY MUTUAL FUND

                               SEMI-ANNUAL REPORT

                       (WOMEN'S EQUITY MUTUAL FUND LOGO)

                                Six Months Ended
                               September 30, 2003

October 24, 2003

Dear Shareholders:

  As of October 1, 2003, the Women's Equity Mutual Fund (WEMF) is 10 years old. We want to thank our shareholders who share with us the commitment to help break the glass ceiling and promote the status of women in the workplace. We believe that investors need not sacrifice return for being socially responsible, and companies that make use of the talents of all their employees, including women, are better positioned to be more profitable over the long term.

  As of September 30, 2003 the Women's Equity Mutual Fund's average annual total returns were as follows:

                       One       Three       Five        Ten     From inception
                       Year      Years       Years      Years       10/1/93
                       ----      -----       -----      -----    --------------
Women's Equity
  Mutual Fund         19.58%     -2.55%      4.51%      8.64%        8.64%
S&P 500 Index         24.40%    -10.13%      1.00%     10.05%       10.05%

  For those of you who are unfamiliar with our story, we want to take this opportunity to retell it. In 1993 Leslie Christian and I looked at the glass ceiling that women face in business and said to ourselves, we have no right to complain unless we roll up our sleeves and do something about it. When Leslie and I graduated from business school in the 1970's the number of women in senior management positions at Fortune 500 companies was 5 percent. In the early 1990's that figure was still 5 percent. No progress had been made in 20 years. We decided to use the platform of a mutual fund where many investors can come together to invest collectively to create a voice for women.

  The Fund started in 1993 with initial investments of $50,000, raised at a wine and cheese party we held in Seattle. Today, after 10 years, we are proud to say that we have over 1,000 shareholders and more than $17 million in assets. The Fund's assets have grown primarily from a grass roots movement of one investor telling another. It's heart warming to know that many of you have stayed with us over the years because you share our vision and support our work. We have filed numerous shareholder resolutions asking companies to open their EEO (Equal Employment Opportunity) data, to put women directors on their boards, and to narrow the wage gap between senior management and the rest of the employees within a company.

  There have been many changes for women in the workplace in the last 10 years. With the support of our shareholders, we look forward to doing even more to advance the social and economic status of women in the next 10 years.

  We appreciate your investment in the Women's Equity Mutual Fund and welcome your comments and suggestions.

  Sincerely yours,

  /s/Linda C.Y. Pei

  Linda C.Y. Pei
  President

Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Please read it carefully before you invest or send money.

Quasar Distributors, LLC, distributor.  (11/03)

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

SHARES                                                                VALUE
------                                                                -----

COMMON STOCKS: 97.8%

BANKS: 10.6%
   5,500    Bank of America Corp.                                  $   429,220
   5,000    Commerce
              Bancshares, Inc.                                         218,750
   5,700    FleetBoston
              Financial Corp.                                          171,855
   7,000    Northern Trust Corp.                                       297,080
   6,000    Wells Fargo & Co.                                          309,000
  10,000    Wilmington Trust Corp.                                     307,600
                                                                   -----------
                                                                     1,733,505
                                                                   -----------

CHEMICALS: 0.9%
   3,000    Minerals
              Technologies Inc.                                        152,700
                                                                   -----------

COMMERCIAL SERVICES: 1.5%
  10,000    Ecolab, Inc.                                               252,500
                                                                   -----------

COMPUTERS: 3.3%
   8,500    Dell Inc.*<F1>                                             283,815
   5,000    Diebold, Inc.                                              253,250
                                                                   -----------
                                                                       537,065
                                                                   -----------

COMPUTER - SERVICES: 3.6%
   6,400    Adobe Systems Inc.                                         251,264
   3,500    Affiliated Computer
              Services, Inc.*<F1>                                      170,415
   8,000    IMS Health Inc.                                            168,800
                                                                   -----------
                                                                       590,479
                                                                   -----------

COSMETICS & TOILETRIES: 4.5%
   6,000    Alberto-Culver Co.                                         344,340
   6,000    Avon Products, Inc.                                        387,360
     200    Gillette Co.                                                 6,396
                                                                   -----------
                                                                       738,096
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 3.0%
   3,000    Charles Schwab Corp.                                        35,730
   3,800    Federal National
              Mortgage Association                                     266,760
   8,500    MBNA Corp.                                                 193,800
                                                                   -----------
                                                                       496,290
                                                                   -----------

DURABLE GOODS: 1.2%
   4,000    Harley-Davidson, Inc.                                      192,800
                                                                   -----------

FOOD & BEVERAGES: 4.7%
   3,000    Hershey Foods Corp.                                        218,040
   5,000    PepsiCo, Inc.                                              229,150
  10,000    Sysco Corp.                                                327,100
                                                                   -----------
                                                                       774,290
                                                                   -----------

HEALTHCARE: 12.4%
   6,000    Becton, Dickinson
              and Co.                                                  216,720
   9,000    Biomet, Inc.                                               302,490
   3,000    Cardinal Health, Inc.                                      175,170
   3,500    C.R. Bard, Inc.                                            248,500
   8,000    Johnson & Johnson                                          396,160
   6,500    Medtronic, Inc.                                            304,980
   4,000    Respironics, Inc.*<F1>                                     167,120
   3,000    Stryker Corp.                                              225,930
                                                                   -----------
                                                                     2,037,070
                                                                   -----------

HOME FURNISHINGS: 1.1%
   8,500    Leggett & Platt, Inc.                                      183,855
                                                                   -----------

INDUSTRIALS: 1.4%
   3,800    Praxair, Inc.                                              235,410
                                                                   -----------

INSURANCE: 4.3%
   6,000    American International
              Group, Inc.                                              346,200
   5,500    Chubb Corp.                                                356,840
                                                                   -----------
                                                                       703,040
                                                                   -----------

INVESTMENT MANAGEMENT: 1.8%
   7,000    T Rowe Price Group, Inc.                                   288,820
                                                                   -----------

MANUFACTURING: 4.9%
   7,000    Carlisle Cos., Inc.                                        305,340
   9,500    Dover Corp.                                                336,015
   4,000    Lancaster Colony Corp.                                     159,080
                                                                   -----------
                                                                       800,435
                                                                   -----------

OIL & GAS PRODUCERS: 3.1%
  12,000    BP PLC                                                     505,200
                                                                   -----------

PAPER PRODUCTS: 1.6%
   6,000    Bemis Co., Inc.                                            265,800
                                                                   -----------

PHARMACEUTICALS: 6.2%
   6,000    Merck & Co., Inc.                                          303,720
   6,000    Novartis AG, ADR                                           233,040
  10,000    Pfizer, Inc.                                               303,800
   3,000    Teva Pharmaceutical
              Industries Ltd.                                          171,450
                                                                   -----------
                                                                     1,012,010
                                                                   -----------

PRODUCER PRODUCTS: 4.5%
   6,000    Illinois Tool
              Works, Inc.                                              397,560
   8,000    Teleflex, Inc.                                             347,440
                                                                   -----------
                                                                       745,000
                                                                   -----------

PUBLISHING - NEWSPAPERS: 1.8%
   5,000    McClatchy Co.                                              297,400
                                                                   -----------

RETAIL: 8.6%
   8,000    Costco Wholesale Corp.*<F1>                                248,640
   7,000    CVS Corp.                                                  217,420
   6,700    Home Depot, Inc.                                           213,395
   6,000    Jones Apparel Group, Inc.                                  179,580
   6,000    Ross Stores, Inc.                                          278,160
  14,000    TJX Cos., Inc.                                             271,880
                                                                   -----------
                                                                     1,409,075
                                                                   -----------

TECHNOLOGY: 8.5%
  10,700    Applied Materials, Inc.*<F1>                               194,098
   6,000    Automatic Data
              Processing, Inc.                                         215,100
  14,000    Intel Corp.                                                385,140
   3,000    International Business
              Machines Corp.                                           264,990
   8,000    Microsoft Corp.                                            222,320
  11,000    Oracle Corp.*<F1>                                          123,420
                                                                   -----------
                                                                     1,405,068
                                                                   -----------

TELECOMMUNICATIONS: 2.6%
     500    ALLTEL Corp.                                                23,170
   5,200    BellSouth Corp.                                            123,136
   8,200    Comverse
              Technology, Inc.*<F1>                                    122,672
   7,000    SBC
              Communications, Inc.                                     155,750
                                                                   -----------
                                                                       424,728
                                                                   -----------

TRANSPORTATION: 0.7%
   7,000    Southwest Airlines Co.                                     123,900
                                                                   -----------

WIRELESS EQUIPMENT: 1.0%
  11,000    Nokia Corp., ADR                                           171,600
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $13,462,223)                                                16,076,136
                                                                   -----------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENT: 1.3%

MONEY MARKET INVESTMENT: 1.3%
$216,292    Federated Cash Trust
              Treasury Money Market
              (cost $216,292)                                          216,292
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $13,678,515+<F2>):  99.1%                                   16,292,428
Other Assets less
  Liabilities:  0.9%                                                   139,388
                                                                   -----------
NET ASSETS: 100.0%                                                 $16,431,816
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 +<F2> At September 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
        Gross unrealized appreciation                              $ 2,663,167
        Gross unrealized depreciation                                  (49,254)
                                                                   -----------
        Net unrealized appreciation                                $ 2,613,913
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003 (Unaudited)

ASSETS
     Investments in securities, at value (cost $13,678,515)        $16,292,428
     Receivables:
          Securities sold                                              141,758
          Fund shares sold                                              18,240
          Dividends and interest                                        14,848
     Prepaid expenses                                                    6,633
                                                                   -----------
               Total assets                                         16,473,907
                                                                   -----------

LIABILITIES
     Payables:
          Advisory fees                                                  4,414
          Administration fees                                            2,556
          Custody fees                                                     757
          Distribution fees                                             10,066
          Fund accounting fees                                           5,039
          Transfer agent fees                                            5,960
     Accrued expenses and other liabilities                             13,299
                                                                   -----------
               Total liabilities                                        42,091
                                                                   -----------

NET ASSETS                                                         $16,431,816
                                                                   -----------
                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($16,431,816/960,662 shares outstanding; unlimited
  number of shares authorized without par value)                        $17.10
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
     Paid-in capital                                               $14,262,922
     Accumulated net investment income                                   1,142
     Accumulated net realized loss on investments                     (446,161)
     Net unrealized appreciation on investments                      2,613,913
                                                                   -----------
               Net assets                                          $16,431,816
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
     Income
          Dividends (net of $683 foreign withholding tax)           $  106,828
          Interest                                                         792
                                                                    ----------
               Total income                                            107,620
                                                                    ----------
     Expenses
          Advisory fees                                                 75,828
          Distribution fees                                             18,957
          Administration fees                                           15,545
          Transfer agent fees                                           15,337
          Fund accounting fees                                          12,547
          Audit fees                                                     8,434
          Registration fees                                              8,375
          Reports to shareholders                                        5,341
          Trustee fees                                                   3,381
          Legal fees                                                     2,510
          Custody fees                                                   2,442
          Insurance expense                                                497
          Miscellaneous                                                  2,490
                                                                    ----------
               Total expenses                                          171,684
               Less: fees waived                                       (57,942)
                                                                    ----------
               Net expenses                                            113,742
                                                                    ----------
                    NET INVESTMENT LOSS                                 (6,122)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on investments                                 (121,562)
     Change in net unrealized appreciation on investments            2,294,444
                                                                    ----------
          Net realized and unrealized gain on investments            2,172,882
                                                                    ----------
               NET INCREASE IN NET ASSETS
                 RESULTING FROM OPERATIONS                          $2,166,760
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003#<F4>       MARCH 31, 2003
                                                     -----------------------       --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment loss                                      $    (6,122)            $    (2,919)
   Net realized loss on investments                            (121,562)               (119,375)
   Change in net unrealized appreciation
     (depreciation) on investments                            2,294,444              (2,796,106)
                                                            -----------             -----------
       Net increase (decrease) in net assets
         resulting from operations                            2,166,760              (2,918,400)
                                                            -----------             -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>                 1,408,529               3,076,376
                                                            -----------             -----------
       TOTAL INCREASE IN NET ASSETS                           3,575,289                 157,976

NET ASSETS
   Beginning of period                                       12,856,527              12,698,551
                                                            -----------             -----------
   End of period (including accumulated
     net investment income of $1,142
     and $7,264, respectively)                              $16,431,816             $12,856,527
                                                            -----------             -----------
                                                            -----------             -----------

(a)<F3> A summary of capital share transactions is as follows:

                         SIX MONTHS ENDED                 YEAR ENDED
                     SEPTEMBER 30, 2003#<F4>            MARCH 31, 2003
                       Shares         Value          Shares         Value
                       ------         -----          ------         -----
Shares sold            125,354     $2,077,005        276,898     $4,411,814
Shares redeemed        (41,096)      (668,476)       (86,780)    (1,335,438)
                       -------     ----------        -------     ----------
Net increase            84,258     $1,408,529        190,118     $3,076,376
                       -------     ----------        -------     ----------
                       -------     ----------        -------     ----------

#<F4>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                             SIX MONTHS
                                               ENDED
                                           SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                             2003#<F5>         2003           2002           2001           2000           1999
                                           -------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $14.67         $18.50         $17.41         $20.76         $19.86         $18.07
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income (loss)                            (0.01)          0.01          (0.03)         (0.07)         (0.09)         (0.06)
     Net realized and unrealized
       gain (loss) on investments                2.44          (3.84)          1.66          (1.87)          1.94           2.65
                                               ------         ------         ------         ------         ------         ------
Total from
  investment operations                          2.43          (3.83)          1.63          (1.94)          1.85           2.59
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net realized gain                        --             --          (0.54)         (1.41)         (0.95)         (0.80)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $17.10         $14.67         $18.50         $17.41         $20.76         $19.86
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                    16.56%^<F6>   (20.75)%         9.59%         (9.87)%         9.60%         14.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                      $16.4          $12.9          $12.7          $10.6          $11.8           $9.8

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              2.27%+<F7>     2.48%          2.62%          2.48%          2.47%          2.70%
After fees waived and
  expenses absorbed                              1.50%+<F7>     1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                             (0.85)%+<F7>   (1.01)%        (1.33)%        (1.35)%        (1.42)%        (1.60)%
After fees waived and
  expenses absorbed                             (0.08)%+<F7>   (0.03)%        (0.21)%        (0.37)%        (0.45)%         0.40%
Portfolio turnover rate                          7.64%^<F6>    16.31%         14.64%         16.24%         19.32%         16.36%

#<F5>  Unaudited.
^<F6>  Not Annualized.
+<F7>  Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange, or Nasdaq are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required. The Fund has a tax year-end of January 31.

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the period ended September 30, 2003, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended September 30, 2003, the Fund incurred $75,828 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the period ended September 30, 2003, the Advisor waived fees of $57,942. Boston Trust Investment Management Company (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the period ended September 30, 2003, the Fund incurred $15,545 in administration fees.

     Quasar Distributors, LLC, (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2003, pursuant to the plan, the Fund paid fees of $18,957 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended September 30, 2003 was $2,583,233 and $1,111,521, respectively.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                     TERM OF       PRINCIPAL                           # OF FUNDS     OTHER
                         POSITION    OFFICE AND    OCCUPATION                          IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH   LENGTH OF     DURING PAST                         OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST   TIME SERVED   FIVE YEARS                          TRUSTEE        TRUSTEE
-----------              ---------   -----------   -----------                         -----------    -------------
Dorothy A. Berry         Chairman    Indefinite    Talon Industries                        1          Not
(Born 1943)              and         Term          (administrative,                                   Applicable
2020 E. Financial Way    Trustee                   management & business
Suite 100                            Since         consulting); formerly
Glendora, CA 91741                   May 1991      Chief Operating Officer,
                                                   Integrated Assets
                                                   Management (investment
                                                   advisor and manager) and
                                                   formerly President, Value
                                                   Line, Inc., (investment
                                                   advisory & financial
                                                   publishing firm).

Wallace L. Cook          Trustee     Indefinite    Retired; formerly Senior                1          Not
(Born 1939)                          Term          Vice President,                                    Applicable
2020 E. Financial Way                              Rockefeller Trust Co.;
Suite 100                            Since         Financial Counselor,
Glendora, CA 91741                   May 1991      Rockefeller & Co.

Carl A. Froebel          Trustee     Indefinite    Private Investor; formerly              1          Not
(Born 1938)                          Term          Managing Director,                                 Applicable
2020 E. Financial Way                              Premier Solutions, Ltd.;
Suite 100                            Since         formerly President and
Glendora, CA 91741                   May 1991      Founder, National Investor
                                                   Data Services, Inc.
                                                   (investment related
                                                   computer software).

Rowley W.P. Redington    Trustee     Indefinite    President; Intertech                    1          Not
(Born 1944)                          Term          Computer Services Corp.                            Applicable
2020 E. Financial Way                              (consumer electronics and
Suite 100                            Since         computer service and
Glendora, CA 91741                   May 1991      marketing); formerly Vice
                                                   President, PRS of New
                                                   Jersey, Inc. (management
                                                   consulting), and Chief
                                                   Executive Officer, Rowley
                                                   Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
Steven J. Paggioli       Trustee     Indefinite    Consultant, U.S. Bancorp                1          Trustee,
(Born 1950)                          Term          Fund Services, LLC since                           Managers
2020 E. Financial Way                              July, 2001; formerly                               Funds
Suite 100                            Since         Executive Vice President,
Glendora, CA 91741                   May 1991      Investment Company
                                                   Administration, LLC
                                                   ("ICA") (mutual fund
                                                   administrator and the
                                                   Fund's former administrator).

Robert M. Slotky         President   Indefinite    Vice President, U.S.                               Not
(Born 1947)                          Term          Bancorp Fund Services,                             Applicable
2020 E. Financial Way                              LLC since July, 2001;
Suite 100                            Since         formerly, Senior Vice
Glendora, CA  91741                  August 2002   President, ICA (May
                                                   1997-July 2001); former
                                                   instructor of accounting
                                                   at California State
                                                   University-Northridge (1997).

Eric W. Falkeis          Treasurer   Indefinite    Vice President, U.S.                               Not
(Born 1973)                          Term          Bancorp Fund Services,                             Applicable
615 E. Michigan St.                                LLC since 1997; Chief
Milwaukee, WI  53202                 Since         Financial Officer, Quasar
                                     August 2002   Distributors, LLC, since
                                                   2000.

Chad E. Fickett          Secretary   Indefinite    Compliance Administrator,                          Not
(Born 1973)                          Term          U.S. Bancorp Fund                                  Applicable
615 E. Michigan St.                                Services, LLC since
Milwaukee, WI  53202                 Since         July, 2000.
                                     March 2002

                                    Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                         625 Market Street, 16th Floor
                            San Francisco, CA  94105
                             www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701
                                 (866) 811-0221

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
            -----------------------------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date   November 24, 2003
            -----------------------------------------------------